Fees Summary	Nov. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,423,000.00
Previously Paid Amount	0.00
Total Fee Amount	196.52
Total Offset Amount	0.00
Net Fee	196.52
Narrative - Max Aggregate Offering Price	$ 1,423,000.00
Final Prospectus	true